Due to Related Parties and Related Party Transactions (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		191 Months Ended	12 Months Ended														12 Months Ended				12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Notes Payable - Director	Dec. 31, 2011 Notes Payable - Director	Dec. 31, 2010 Notes Payable - Director	Jun. 20, 2010 Notes Payable - Director	Dec. 31, 2012 Director - For Exploration and Field Expenses	Dec. 31, 2011 Director - For Exploration and Field Expenses	Dec. 31, 2012 Director - For Unpaid Consulting Fees	Dec. 31, 2011 Director - For Unpaid Consulting Fees	Dec. 31, 2012 Director - For Unpaid Management Fees	Dec. 31, 2011 Director - For Unpaid Management Fees	Dec. 31, 2012 Director - For Unpaid Management Fees	Dec. 31, 2011 Director - For Unpaid Management Fees	Dec. 31, 2012 Chief Executive Officer	Dec. 31, 2011 Chief Executive Officer	Dec. 31, 2012 Chief Executive Officer - For Unpaid Management Fees	Dec. 31, 2011 Chief Executive Officer - For Unpaid Management Fees	Dec. 31, 2012 Chief Executive Officer - For Related Expenses	Dec. 31, 2011 Chief Executive Officer - For Related Expenses	Dec. 31, 2012 Director - Accrued Management Fees	Dec. 31, 2011 Director - Accrued Management Fees
Due To Related Parties	$ 521,405		$ 521,405		$ 174,222	$ 113,243	$ 174,222					$ 23,080	$ 23,080	$ 21,637	$ 11,625	$ 2,948	$ 2,948	$ 20,000	$ 20,000	$ 100	$ 100	$ 75,041	$ 33,600	$ 31,416	$ 21,890
Repayment Of Related Party Debt																						55,980	33,600			1,000
Debt instrument, Face Amount					480,624		480,624	150,000	150,000		150,000
Interest Rate On Notes Payable											10.00%
Accrued Interest	146,908		146,908		113,201		113,201	37,931	22,973
Interest Expenses	$ 50,369	$ 18,718	$ 79,507	$ 54,786	$ 69,452	$ 70,315	$ 264,259	$ 14,958	$ 15,000	$ 7,973